Financial instruments - Fair value liabilities, Narrative (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Financial assets	$ 930,426,000	$ 745,572,000
Financial assets measured at fair value | Derivative instruments | Cash flow hedges
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 7,024,000